Immaterial Restatements and Reclassifications of Prior Period Financial Statements - Equity (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Increase (Decrease) in Stockholders' Equity
Beginning balance	$ (726,306)	$ (604,183)	$ (604,183)	$ (604,183)	$ (604,183)	$ 242,571
Beginning balance (in shares)		299,783,421	299,783,421	299,783,421	299,783,421
Issuance of common stock upon Business Combination close	37,967			$ 37,967	$ 37,967
Transaction costs related to the Business Combination	(18,178)			(18,178)	(17,173)
Issuance of common stock for options exercised	2,253	$ 1,353	$ 2,206	4,459	656	14,544
Cancellation of common stock		(8)	(8)	(8)	(8)	(2,804)
Stock-based compensation	42,125	5,917	10,822	52,947	58,284	34,493
Shares issued for vested restricted stock units				1	1
Vesting of common stock issued via notes receivable from stockholders	(1,297)	(2,210)	(3,201)	(4,498)	0	(14,592)
Forgiveness of officer loans	988			988	988
Net loss	(353,889)	(87,626)	(131,632)	(485,521)	(536,420)	(877,077)
Ending balance	$ 166,358	$ (686,949)	$ (726,306)	$ 166,358	$ 122,600	$ (604,183)
Ending balance (in shares)					751,773,361	299,783,421
Common Stock
Increase (Decrease) in Stockholders' Equity
Beginning balance						$ 10
Beginning balance (in shares)	300,712,117	98,078,356	98,078,356	98,078,356	98,078,356	302,805,767
Issuance of common stock upon Business Combination close (in shares)	10,004,521			10,004,521	10,004,521
Issuance of common stock upon Business Combination close					$ 1
Issuance of common stock for options exercised (in shares)	1,734,280	133,645	175,799	1,734,280	1,814,551	4,563,692
Cancellation of common stock (in shares)	(2,805,476)	(326,301)	(453,329)	(2,805,476)	(2,805,476)	(7,586,038)
Shares issued for vested restricted stock units (in shares)	12,352,321	1,048,752	1,206,226	13,281,017	14,007,377
Shares issued for vested restricted stock units					$ 1
Ending balance					$ 74
Ending balance (in shares)	750,966,726	300,639,517	300,712,117	750,966,726	751,773,361	98,078,356
Previously Reported, Before Reclassification
Increase (Decrease) in Stockholders' Equity
Beginning balance	$ (726,306)	$ (604,183)	$ (604,183)	$ (604,183)	$ (604,183)	$ 242,571
Ending balance			(726,306)			(604,183)
Previously Reported, Before Reclassification | Common Stock
Increase (Decrease) in Stockholders' Equity
Beginning balance		$ 10	$ 10	$ 10	$ 10	$ 10
Beginning balance (in shares)	98,370,492	98,078,356	98,078,356	98,078,356	98,078,356	99,067,159
Ending balance						$ 10
Ending balance (in shares)			98,370,492			98,078,356
Recapitalization | Common Stock
Increase (Decrease) in Stockholders' Equity
Beginning balance		$ 20	$ 20	$ 20	$ 20
Beginning balance (in shares)	202,305,863	201,705,065	201,705,065	201,705,065	201,705,065	203,738,608
Ending balance						$ 20
Ending balance (in shares)			202,305,863			201,705,065
Revision Of Prior Period, Error Correction, Adjustment, 2022 Reclassification | Common Stock
Increase (Decrease) in Stockholders' Equity
Beginning balance (in shares)	24,075
Ending balance (in shares)			24,075
As Previously Reported
Increase (Decrease) in Stockholders' Equity
Beginning balance	$ (732,249)	$ (610,100)	$ (610,100)	$ (610,100)	$ (610,100)	$ 240,160
Issuance of common stock upon Business Combination close	37,967			37,967
Transaction costs related to the Business Combination	(21,437)			(21,437)
Issuance of common stock for options exercised	2,253	1,353	2,206	4,459		15,323
Cancellation of common stock		(8)	(8)	(8)
Stock-based compensation	27,547	7,193	13,725	41,272		42,608
Shares issued for vested restricted stock units				1
Vesting of common stock issued via notes receivable from stockholders	(1,041)	(1,449)	(2,354)	(3,395)		(15,267)
Forgiveness of officer loans	1,530			1,530
Net loss	(340,033)	(89,895)	(135,408)	(475,441)		(888,802)
Ending balance	$ 157,232	$ (693,098)	$ (732,249)	$ 157,232		(610,100)
As Previously Reported | Common Stock
Increase (Decrease) in Stockholders' Equity
Beginning balance (in shares)	300,676,356
Issuance of common stock upon Business Combination close (in shares)	10,698,910			10,698,910
Issuance of common stock for options exercised (in shares)	106,744	1,180,686	1,348,654	1,460,854
Cancellation of common stock (in shares)	(2,865,535)	(401,056)	(455,719)	(3,326,710)
Ending balance (in shares)	737,585,438	300,563,051	300,676,356	737,585,438
Corrections
Increase (Decrease) in Stockholders' Equity
Beginning balance	$ 5,943	$ 5,917	$ 5,917	$ 5,917	5,917	2,411
Transaction costs related to the Business Combination	3,259			3,259
Issuance of common stock for options exercised						(779)
Stock-based compensation	14,578	(1,276)	(2,903)	11,675		(8,115)
Vesting of common stock issued via notes receivable from stockholders	(256)	(761)	(847)	(1,103)		675
Forgiveness of officer loans	(542)			(542)
Net loss	(13,856)	2,269	3,776	(10,080)		11,725
Ending balance	$ 9,126	$ 6,149	$ 5,943	$ 9,126		5,917
Corrections | Common Stock
Increase (Decrease) in Stockholders' Equity
Beginning balance (in shares)	35,761
Issuance of common stock upon Business Combination close (in shares)	(694,389)			(694,389)
Issuance of common stock for options exercised (in shares)	1,627,536	(1,047,041)	(1,172,855)	273,426
Cancellation of common stock (in shares)	60,059	74,755	2,390	521,234
Shares issued for vested restricted stock units (in shares)	12,352,321	1,048,752	1,206,226	13,281,017
Ending balance (in shares)	13,381,288	76,466	35,761	13,381,288
Corrections, Before 2022 Recapitalization | Common Stock
Increase (Decrease) in Stockholders' Equity
Beginning balance (in shares)	11,687
Ending balance (in shares)			11,687
Corrections, After 2022 Adjustments | Common Stock
Increase (Decrease) in Stockholders' Equity
Beginning balance (in shares)	35,762
Ending balance (in shares)			35,762
Adjusted Balance
Increase (Decrease) in Stockholders' Equity
Beginning balance	$ (726,306)	$ (604,183)	$ (604,183)	$ (604,183)	(604,183)
Ending balance			(726,306)			(604,183)
Adjusted Balance | Common Stock
Increase (Decrease) in Stockholders' Equity
Beginning balance		$ 30	$ 30	$ 30	$ 30
Beginning balance (in shares)	300,676,355	299,783,421	299,783,421	299,783,421	299,783,421
Ending balance						$ 30
Ending balance (in shares)			300,676,355			299,783,421
Previously Reported, After 2022 Adjustments
Increase (Decrease) in Stockholders' Equity
Beginning balance		$ (604,183)	$ (604,183)	$ (604,183)	$ (604,183)
Ending balance						$ (604,183)
Previously Reported, After 2022 Adjustments | Common Stock
Increase (Decrease) in Stockholders' Equity
Beginning balance		$ 10	$ 10	$ 10	$ 10
Beginning balance (in shares)		299,783,421	299,783,421	299,783,421	299,783,421
Ending balance						$ 10
Ending balance (in shares)						299,783,421
Previously Reported, Before Reclassification, After Correction | Common Stock
Increase (Decrease) in Stockholders' Equity
Beginning balance (in shares)	98,382,179
Ending balance (in shares)			98,382,179
Adjusted Balance, After Corrections | Common Stock
Increase (Decrease) in Stockholders' Equity
Beginning balance (in shares)	202,329,938
Ending balance (in shares)			202,329,938